CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - HKD HKD in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]
Balance at Dec. 31, 2012	HKD 778,245	HKD 112	HKD 85,332	HKD 14,524	HKD 678,277
Balance (in shares) at Dec. 31, 2012		14,292,228
Net income for the year	80,880	HKD 0	0	0	80,880
Share repurchases	(63,371)	HKD (11)	(63,360)	0	0
Share repurchases (in shares)		(1,354,100)
Warrants repurchases	(33)	HKD 0	(33)	0	0
Warrants repurchases (in shares)		0
Capital contribution	4,516	HKD 0	4,516	0	0
Cumulative translation adjustment	3,377	0	0	3,377	0
Balance at Dec. 31, 2013	803,614	HKD 101	26,455	17,901	759,157
Balance (in shares) at Dec. 31, 2013		12,938,128
Net income for the year	167,821	HKD 0	0	0	167,821
Dividend paid	(30,275)	0	0	0	(30,275)
Warrants repurchases	(406)	HKD 0	(406)	0	0
Warrants repurchases (in shares)		0
Cumulative translation adjustment	(7,764)	HKD 0	0	(7,764)	0
Balance at Dec. 31, 2014	932,990	HKD 101	26,049	10,137	896,703
Balance (in shares) at Dec. 31, 2014		12,938,128
Net income for the year	131,335	HKD 0	0	0	131,335
Dividend paid	(121,101)	0	0	0	(121,101)
Warrants repurchases		HKD 0		0	0
Warrants repurchases (in shares)		0
Cumulative translation adjustment	(2,538)	HKD 0	0	(2,538)	0
Balance at Dec. 31, 2015	HKD 940,686	HKD 101	HKD 26,049	HKD 7,599	HKD 906,937
Balance (in shares) at Dec. 31, 2015		12,938,128